Gordon Feinblatt LLC

Attorneys at Law

Andrew D. Bulgin 410-576-4280 Fax 410-576-4196 abulgin@gfrlaw.com	Attorneys at Law 233 East Redwood Street Baltimore, Maryland 21202-3332 410-576-4000 www.gfrlaw.com

January 26, 2017

VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Attention: David Lin, Esquire

Re:	First United Corporation
Pre-Effective Amendment No. 2

Registration Statement on Form S-1 (333-214477)

Dear Sir or Madam:

On behalf of First United Corporation, we hereby transmit for filing a Pre-Effective Amendment Number 2 on Form S-1/A to the above-referenced registration statement.

Should you have any questions, please contact the undersigned at (410) 576-4280.

Sincerely,

/s/ Andrew D. Bulgin

Andrew D. Bulgin

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